SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 3)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Restricted Share Unit [Member]
Statement [Line Items]
Stock Options Outstanding	1,439,477
Stock options [Member]
Statement [Line Items]
Stock Options Outstanding	2,839,000
Stock Options Outstanding	1,439,477
August 21, 2019 [Member] | Restricted Share Unit [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 0.79
Stock Options Outstanding	539,733
Issuance Date	Aug. 21, 2019
August 4, 2020 [Member] | Restricted Share Unit [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.64
Stock Options Outstanding	899,744
Issuance Date	Aug. 04, 2020